Lease liabilities (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in lease liabilities
Opening balance			R$ 153,714
Initial application - IFRS 16					153,872
Transfers					19,911
Additions for new lease agreements	[1]		35,925		31,177
Cancelled contracts			(3,429)	[2]	(34,852)	[2]
Renegotiation -COVID impact 19			(688)
Interest			15,091		16,312
Payment of interest			(14,675)		(8,685)
Payment of principal			(12,835)		(24,021)
Closing balance			173,103		153,714
Lease liabilities
Current liabilities							R$ 18,263	R$ 7,101
Non-current liabilities							154,840	146,613
Total			R$ 153,714				R$ 173,103	R$ 153,714
Average term of lease agreements (in years)			7 years
Weighted average rate (%)			14.32%
Previously engaged lease agreement renewed based on contractual terms			R$ 20,358
New sublease agreements (digital learning)			R$ 15,567
Term of new sublease agreements (in months)			36 months
Minimum weighted average rate (%)			10.30%
Maximum weighted average rate (%)			10.88%
Short-term lease period (in months)			12 months
Fixed and variable lease payments, including those related to short-term contracts and to low-value assets
Fixed Payments			R$ 27,510		32,706
Payments related to short-term contracts and low value assets, variable price contracts			14,278		20,375
Total			R$ 41,788		R$ 53,081

[1]	Refers to new lease agreements in amount of R$ 35,925 being R$ 20,358 referred to lease agreements previously engaged and renewed based on contractual terms and new lease agreements R$ 15,567 which the Company has embed part of its digital learning solutions in the computer tablets being part of them which the Company has embed part of its digital learning solutions in the computer tablets. Those new sublease agreements (digital learning) refer to lease terms of 36 months, which the rates negotiated are 10,3% p.a to 10,88% p.a depending on the contract.
[2]	The cancelled contracts on December 31,2020 totaled R$ 3,429 (R$ 34,852 as of December 31,2019) and refer mainly to cancellation of lease agreements of the administrative properties leased by the Company.